Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Reverse stock split, Description	On May 20, 2013, the Company completed a 0.7812 to 1 reverse split of its Common Stock.
Reverse stock split, Ratio	0.7812
Operating segments, Description	There was no one customer that accounted for more than 10% of the Company's revenue.	There was no one customer that accounted for more than 10% of the Company's revenue.
Restricted cash, Description	The banks providing loans to the Company's guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit of 10% to 20% of the guaranteed amount to an escrow account and is restricted from use.
Guarantee obligation expiration period	12 months
Interest reversed	$ 210,136	$ 121,837
Percentage of salvage value	5.00%
Percentage of loss on financial guarantee contact	1.00%
Accrual for financial guarantee services	$ 588,740	$ 880,725